Note 1 - Summary of Significant Accounting Policies (Details) - Composition of Loan Portfolio	Dec. 31, 2015	Dec. 31, 2014
Note 1 - Summary of Significant Accounting Policies (Details) - Composition of Loan Portfolio [Line Items]
% of Total Loans	100.00%	100.00%
Residential Portfolio Segment [Member]
Note 1 - Summary of Significant Accounting Policies (Details) - Composition of Loan Portfolio [Line Items]
% of Total Loans	38.22%	37.60%
Commercial Real Estate Portfolio Segment [Member]
Note 1 - Summary of Significant Accounting Policies (Details) - Composition of Loan Portfolio [Line Items]
% of Total Loans	28.90%	29.86%
Consumer Portfolio Segment [Member]
Note 1 - Summary of Significant Accounting Policies (Details) - Composition of Loan Portfolio [Line Items]
% of Total Loans	18.89%	18.42%
Commercial Portfolio Segment [Member]
Note 1 - Summary of Significant Accounting Policies (Details) - Composition of Loan Portfolio [Line Items]
% of Total Loans	13.99%	14.12%